Institutional Class, Administrative Class, Class P, Class D Prospectus | AllianzGI Global Allocation Fund
AllianzGI Global Allocation Fund
Investment Objective
The Fund seeks after-inflation capital appreciation and current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Institutional Class, Administrative Class, Class P, Class D Prospectus AllianzGI Global Allocation Fund		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses		0.29%	0.52%	0.32%	0.23%
Acquired Fund Fees and Expenses		0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.87%	2.10%	2.15%	2.06%
Expense Reductions	[1][2]	(0.98%)	(1.21%)	(1.01%)	(0.98%)
Total Annual Fund Operating Expenses After Expense Reductions	[1][2]	0.89%	0.89%	1.14%	1.08%
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2014.
[2]	The Manager has contractually agreed, until March 31, 2014, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 1 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.16%, 0.16%, 0.41%, and 0.35% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class, and Class D shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Institutional Class, Administrative Class, Class P, Class D Prospectus AllianzGI Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	91	492	920	2,110
Class P	91	541	1,017	2,335
Administrative Class	116	576	1,062	2,403
Class D	110	551	1,018	2,312

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2012 was 57% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management Company LLC (“PIMCO”) (the “Underlying Funds”). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities, commodities, real estate, mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities (“TIPS”), short-term U.S. and non-U.S. bonds and investment grade U.S. and non-U.S. sovereign bonds, corporate bonds, asset-backed securities and mortgage securities. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying Funds (together, “Other Acquired Funds”). The Fund does not currently intend to invest more than 10% of its assets in Other Acquired Funds that are not advised by the Manager or its affiliates. The Fund may also invest significantly in other securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The Sub-Adviser normally seeks to maintain significant economic exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 65% of the Fund’s assets in return-generating assets and 35% in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of 35% to 85% for return-generating assets and 15% to 65% for defensive assets. More information about the Fund, the Fund’s asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund’s prospectus.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first 5 risks):

Allocation Risk: The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other investments may not produce the desired results.

Underlying Fund and Other Acquired Fund Risks: The Fund will be affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Commodity Risk: Commodity-linked derivative instruments may increase volatility.

Convertible Securities Risk: Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk: Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk: Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Fixed Income Risk: Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk: High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk: Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk: Fixed income securities may decline in value because of increases in interest rates.

IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk: Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Mortgage-Related and Other Asset-Backed Risk: Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Short Selling Risk: Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Variable Distribution Risk: Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

    Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes, a custom-blended index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009	14.89%

Lowest 07/01/2011-09/30/2011	-13.30%

Average Annual Total Returns (for periods ended 12/31/12)
Average Annual Returns Institutional Class, Administrative Class, Class P, Class D Prospectus AllianzGI Global Allocation Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Fund Inception	Average Annual Returns, Inception Date
Institutional Class	12.80%	3.39%	7.73%	6.29%	Sep. 30, 1998
Class P	12.72%	3.23%	7.50%	6.03%	Sep. 30, 1998
Administrative Class	12.63%	3.08%	7.35%	5.87%	Sep. 30, 1998
Class D	12.43%	3.00%	7.28%	5.81%	Sep. 30, 1998
After Taxes on Distributions Institutional Class	11.34%	1.62%	5.97%	4.36%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	8.29%	1.79%	5.71%	4.29%
MSCI AC World Index	16.13%	(1.16%)	8.11%	4.75%	Sep. 30, 1998
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	5.69%	Sep. 30, 1998
60% MSCI ACWI 40% BCAG	11.48%	2.20%	7.30%	5.52%	Sep. 30, 1998
Mixed-Asset Target Allocation Moderate Funds Average	11.38%	2.61%	6.30%	5.03%	Sep. 30, 1998

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.